Other Payables	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Other Payables
27.
OTHER PAYABLES

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Accrued salary and compensation	$10,441	$10,722
Accrued compensation to employees and remuneration to directors and supervisors	2,108	2,500
Payables to contractors	1,990	2,265
Amounts collected for others	1,544	1,707
Accrued maintenance costs	1,316	1,117
Payables to equipment suppliers	1,311	720
Others	6,547	7,550
	$25,257	$26,581